Asset Impairment, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Impaired Long-Lived Assets Held and Used [Line Items]
Long-lived asset impairment charges	$ 0.8	$ 0.5	$ 4.7
Asset impairment charges, net of tax	$ 0.5	$ 0.3	$ 2.9
Segment, Discontinued Operations | Red Lobster
Impaired Long-Lived Assets Held and Used [Line Items]
Number of restaurants		1	2